UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3455

North Carolina Capital Management Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

The North Carolina Capital Management Trust:

Government Portfolio

March 31, 2019

NCC-QTLY-0519
1.814653.114

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 29.4%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Notes
4/15/19	2.47 to 2.55%	$158,984,560	$159,052,753
U.S. Treasury Obligations - 27.0%
U.S. Treasury Bills
4/2/19 to 9/26/19	2.40 to 2.49	1,418,180,000	1,413,489,793
U.S. Treasury Notes
4/30/19 to 4/30/20	2.42 to 2.53 (b)	326,000,000	325,851,540
			1,739,341,333
TOTAL U.S. TREASURY DEBT
(Cost $1,898,394,086)			1,898,394,086

U.S. Government Agency Debt - 65.6%
Federal Agencies - 65.6%
Fannie Mae
4/24/19 to 7/30/20	2.40 to 2.59 (b)	100,370,000	100,297,667
Federal Farm Credit Bank
4/8/19 to 12/23/19	2.35 to 2.69 (b)	349,900,000	349,766,258
Federal Home Loan Bank
4/1/19 to 8/28/20	2.37 to 2.54 (b)	2,253,000,000	2,251,277,487
Freddie Mac
4/10/19 to 9/18/19	2.39 to 2.46 (b)	1,529,544,000	1,525,383,041
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,226,724,453)			4,226,724,453

U.S. Treasury Repurchase Agreement - 4.3%
	Maturity Amount	Value
In a joint trading account at 2.6% dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations) #	$72,190,657	$72,175,000
With:
BMO Capital Markets Corp. at 2.43%, dated 3/8/19 due 4/5/19 (Collateralized by U.S. Treasury Obligations valued at $7,151,800, 0.00% - 3.00%, 4/25/19 - 8/15/48)	7,018,428	7,000,000
HSBC Securities, Inc. at:
2.58%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $15,350,755, 1.50%, 8/15/26)	15,003,225	15,000,000
2.71%, dated 3/28/19 due 4/4/19 (Collateralized by U.S. Treasury Obligations valued at $21,426,530, 0.00% - 2.88%, 9/19/19 - 8/15/28)	21,011,066	21,000,000
Morgan Stanley & Co., LLC at 3.48%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,807, 0.00% - 2.25%, 8/15/19 - 8/15/46)	6,001,740	6,000,000
Nomura Securities International, Inc. at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $87,739,022, 0.00% - 2.88%, 9/19/19 - 9/30/23)	86,018,633	86,000,000
Societe Generale at 2.47%, dated:
3/8/19 due 5/8/19 (Collateralized by U.S. Treasury Obligations valued at $14,303,527, 0.00% - 6.50%, 4/30/19 - 5/15/38)	14,058,594	14,000,000
3/11/19 due 5/10/19 (Collateralized by U.S. Treasury Obligations valued at $7,220,104, 0.00% - 6.13%, 4/30/19 - 5/15/48)	7,028,817	7,000,000
3/12/19 due 5/13/19 (Collateralized by U.S. Treasury Obligations valued at $22,597,763, 0.00% - 8.00%, 5/9/19 - 5/15/48)	22,093,586	22,000,000
TD Securities (U.S.A.) at 2.6%, dated 3/29/19 due 4/1/19 (Collateralized by U.S. Treasury Obligations valued at $27,546,038, 1.88%, 3/31/22)	27,005,850	27,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $277,175,000)		277,175,000
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $6,402,293,539)		6,402,293,539
NET OTHER ASSETS (LIABILITIES) - 0.7%		44,348,001
NET ASSETS - 100%		$6,446,641,540

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$72,175,000 due 4/01/19 at 2.60%
Bank of Nova Scotia	$7,461,000
Citibank NA	64,714,000
$72,175,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the North Carolina Capital Management Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 29, 2019